Summary of Significant Accounting Policies - Schedule of effect of change in principle on balance sheets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets	$ 84.0	$ 66.6
Equity
Ordinary shares	21.7	1,451.3
Additional paid-in capital	2,791.2	283.8		$ 187.2
Accumulated deficit	(1,298.4)	(1,148.5)		(493.0)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,360.1	499.4	$ 585.5		$ 1,025.6
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets	89.6	71.1
Equity
Ordinary shares	21.7	1,451.3
Additional paid-in capital	2,817.0	305.0		191.2
Accumulated deficit	(1,318.6)	(1,165.2)		$ (495.6)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,365.7	503.9
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax assets	5.6	4.5
Equity
Ordinary shares	0.0	0.0
Additional paid-in capital	25.8	21.2
Accumulated deficit	(20.2)	(16.7)
Accumulated other comprehensive loss	0.0	0.0
Total equity	$ 5.6	$ 4.5